OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, NY 10281-1008

January 31, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Diversified Alternatives Fund (the “Registrant”)
Reg. No. 333-184384; File No. 811-22760

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 27, 2014.

Sincerely,

  /s/ Carolyn Liu-Hartman

  Carolyn Liu-Hartman

  Assistant Vice President & Assistant Counsel

  (212) 323-5905

  cliuhartman@ofiglobal.com

cc:     Kramer Levin

Gloria LaFond

Edward Gizzi, Esq.